Tema Oncology ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Biotechnology - 67.7% (a)
AbbVie, Inc.	11,128	$2,533,846
Amgen, Inc.	4,683	1,617,789
AnaptysBio, Inc. (b)	20,081	836,374
Arcellx, Inc. (b)	34,948	2,541,069
Arcus Biosciences, Inc. (b)	32,129	838,567
Argenx SE - ADR (b)	1,242	1,132,679
Ascentage Pharma Group International - ADR (b)	10,385	339,797
BeOne Medicines Ltd. - ADR (b)	7,179	2,445,239
BridgeBio Oncology Therapeutics, Inc. (b)	16,658	205,060
Bridgebio Pharma, Inc. (b)	64,050	4,612,241
Celcuity, Inc. (b)	27,354	2,766,584
CG oncology, Inc. (b)	32,061	1,437,615
Cogent Biosciences, Inc. (b)	101,162	4,068,736
Corvus Pharmaceuticals, Inc. (b)	62,806	575,931
Cullinan Therapeutics, Inc. (b)	32,857	373,584
Exelixis, Inc. (b)	68,039	3,005,283
Genmab AS - ADR (b)	123,261	3,988,726
Gilead Sciences, Inc.	16,672	2,098,004
Halozyme Therapeutics, Inc. (b)	16,616	1,186,382
Ideaya Biosciences, Inc. (b)	78,791	2,806,535
Immunocore Holdings PLC - ADR (b)	22,662	895,149
Immunome, Inc. (b)	85,852	1,581,394
Janux Therapeutics, Inc. (b)	42,799	1,459,018
Legend Biotech Corp. - ADR (b)	57,858	1,603,245
Nurix Therapeutics, Inc. (b)	68,115	1,204,273
Nuvalent, Inc. - Class A (b)	32,425	3,545,674
Olema Pharmaceuticals, Inc. (b)	39,584	1,121,019
ORIC Pharmaceuticals, Inc. (b)	24,783	294,422
Pyxis Oncology, Inc. (b)	41,743	216,646
Regeneron Pharmaceuticals, Inc.	1,910	1,490,163
Relay Therapeutics, Inc. (b)	99,160	785,347
Replimune Group, Inc. (b)	45,584	455,840
Revolution Medicines, Inc. (b)	102,315	7,956,014
Summit Therapeutics, Inc. (b)	85,163	1,523,566
Syndax Pharmaceuticals, Inc. (b)	114,677	2,272,898
UroGen Pharma Ltd. (b)	53,518	1,541,854
Xencor, Inc. (b)	53,760	931,123
Zai Lab Ltd. - ADR (b)	65,841	1,343,815
Zymeworks, Inc. (b)	67,539	1,803,967
		71,435,468

Health Care Providers & Services - 0.7%
Guardant Health, Inc. (b)	7,064	765,879

Health Care Technology - 0.3%
Schrodinger, Inc. (b)	17,853	313,499

Pharmaceuticals - 29.9% (a)
AstraZeneca PLC	22,973	4,249,394
Bristol-Myers Squibb Co.	50,771	2,497,933
Chugai Pharmaceutical Co. Ltd.	16,624	891,197
Daiichi Sankyo Co. Ltd.	47,798	1,182,366
Eli Lilly & Co.	5,674	6,102,217
Enliven Therapeutics, Inc. (b)	42,762	923,659
HUTCHMED China Ltd. - ADR (b)	43,441	626,419
Johnson & Johnson	12,777	2,643,817
Merck & Co., Inc.	20,974	2,198,704
Novartis AG	28,475	3,704,480
Nuvation Bio, Inc. – Class A (b)	238,898	1,918,351
Roche Holding AG - ADR	88,682	4,241,660
Terns Pharmaceuticals, Inc. (b)	14,967	420,722
		31,600,919
TOTAL COMMON STOCKS (Cost $75,353,960)		104,115,765

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (c)	1,672,347	1,672,347
TOTAL MONEY MARKET FUNDS (Cost $1,672,347)		1,672,347

TOTAL INVESTMENTS - 100.2% (Cost $77,026,307)		105,788,112
Liabilities in Excess of Other Assets - (0.2)%		(234,797)
TOTAL NET ASSETS - 100.0%		$105,553,315

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema Oncology ETF
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$104,115,765	$–	$–	$104,115,765
Money Market Funds	1,672,347	–	–	1,672,347
Total Investments	$105,788,112	$–	$–	$105,788,112

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$83,192,430	78.9%
Switzerland	7,946,140	7.5
United Kingdom	5,144,543	4.8
Denmark	3,988,726	3.8
Japan	2,073,563	1.9
China	1,683,612	1.6
Netherlands	1,132,679	1.1
Hong Kong	626,419	0.6
Liabilities in Excess of Other Assets	(234,797)	(0.2)
	$105,553,315	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Health Care	$104,115,765	98.6%
Money Market Funds	1,672,347	1.6
Liabilities in Excess of Other Assets	(234,797)	(0.2)
	$105,553,315	100.0%